American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2025

Global Bond Fund - Schedule of Investments
JANUARY 31, 2025 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 28.6%
Aerospace and Defense — 0.4%
Boeing Co., 6.53%, 5/1/34		2,165,000	2,288,105
Bombardier, Inc., 7.25%, 7/1/31(1)		2,354,000	2,433,633
Bombardier, Inc., 7.00%, 6/1/32(1)		2,480,000	2,531,986
L3Harris Technologies, Inc., 4.85%, 4/27/35		1,125,000	1,072,335
Northrop Grumman Corp., 5.15%, 5/1/40		760,000	724,574
TransDigm, Inc., 6.75%, 8/15/28(1)		2,139,000	2,179,575
			11,230,208
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29		1,545,000	1,588,738
GXO Logistics, Inc., 6.50%, 5/6/34		795,000	813,394
United Parcel Service, Inc., 5.50%, 5/22/54		720,000	701,160
			3,103,292
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54		2,496,000	2,494,935
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)		1,286,000	1,307,354
ZF North America Capital, Inc., 6.875%, 4/23/32(1)		7,256,000	6,996,976
			10,799,265
Automobiles — 0.2%
American Honda Finance Corp., 4.95%, 1/9/26		935,000	938,593
Ford Motor Credit Co. LLC, 5.85%, 5/17/27		1,435,000	1,451,084
Ford Motor Credit Co. LLC, 6.125%, 3/8/34		1,230,000	1,205,518
General Motors Financial Co., Inc., 5.60%, 6/18/31		1,150,000	1,153,193
General Motors Financial Co., Inc., 5.95%, 4/4/34		785,000	787,617
Hyundai Capital America, 6.50%, 1/16/29(1)		387,000	405,181
Toyota Motor Credit Corp., 5.35%, 1/9/35		1,100,000	1,106,244
			7,047,430
Banks — 6.9%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	571,903
Abanca Corp. Bancaria SA, VRN, 5.875%, 4/2/30	EUR	3,000,000	3,437,114
Banca Monte dei Paschi di Siena SpA, VRN, 4.75%, 3/15/29	EUR	2,000,000	2,172,230
Banco BPM SpA, 3.375%, 1/24/30	EUR	2,400,000	2,535,448
Banco de Credito del Peru SA, VRN, 5.80%, 3/10/35(1)		4,560,000	4,482,480
Banco Mercantil del Norte SA, VRN, 8.375%(1)(2)		6,350,000	6,291,580
Banco Santander SA, VRN, 2.25%, 10/4/32	GBP	3,200,000	3,693,305
Bank of America Corp., 2.30%, 7/25/25	GBP	800,000	982,553
Bank of America Corp., VRN, 5.29%, 4/25/34		1,725,000	1,716,259
Bank of America Corp., VRN, 5.47%, 1/23/35		4,110,000	4,121,285
Bank of America Corp., VRN, 5.52%, 10/25/35		1,850,000	1,810,311
Bank of America Corp., VRN, 5.51%, 1/24/36		1,850,000	1,860,962
Bank of New Zealand, VRN, 5.70%, 1/28/35(1)		1,773,000	1,781,301
Bank of Nova Scotia, VRN, 3.625%, 10/27/81		4,795,000	4,503,594
Banque Federative du Credit Mutuel SA, 5.00%, 1/19/26	GBP	1,500,000	1,872,132
Banque Federative du Credit Mutuel SA, VRN, 3.875%, 6/16/32	EUR	1,000,000	1,052,982
Barclays PLC, 3.25%, 2/12/27	GBP	600,000	722,311
Barclays PLC, VRN, 4.92%, 8/8/30	EUR	1,500,000	1,678,214
Barclays PLC, VRN, 8.41%, 11/14/32	GBP	1,500,000	2,001,472
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)		2,050,000	2,030,522
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)		1,235,000	1,246,907

BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,500,000	4,158,659
BNP Paribas SA, VRN, 5.79%, 1/13/33(1)		1,337,000	1,351,061
BPCE SA, VRN, 2.50%, 11/30/32	GBP	2,000,000	2,288,432
BPCE SA, VRN, 4.125%, 3/8/33	EUR	2,000,000	2,155,284
BPCE SA, VRN, 7.00%, 10/19/34(1)		1,465,000	1,572,030
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	2,006,055
Caixa Geral de Depositos SA, VRN, 5.75%, 10/31/28	EUR	2,000,000	2,239,861
CaixaBank SA, VRN, 6.25%, 2/23/33	EUR	4,500,000	5,042,194
Canadian Imperial Bank of Commerce, VRN, 6.95%, 1/28/85		3,300,000	3,304,265
Citigroup, Inc., VRN, 6.27%, 11/17/33		1,315,000	1,382,604
Citigroup, Inc., VRN, 5.83%, 2/13/35		490,000	487,480
Commerzbank AG, VRN, 6.50%, 12/6/32	EUR	1,500,000	1,679,453
Credit Agricole Italia SpA, 3.50%, 1/15/30	EUR	9,000,000	9,608,161
Credit Agricole SA, VRN, 5.50%, 8/28/33	EUR	2,000,000	2,219,229
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	1,600,000	1,540,772
Danske Bank AS, VRN, 4.125%, 1/10/31	EUR	1,200,000	1,308,927
Discover Bank, 3.45%, 7/27/26		370,000	362,710
DNB Bank ASA, VRN, 4.85%, 11/5/30(1)		2,565,000	2,544,785
Eurobank SA, VRN, 5.875%, 11/28/29	EUR	2,000,000	2,259,773
Eurobank SA, VRN, 4.875%, 4/30/31	EUR	2,000,000	2,215,487
European Investment Bank, 3.90%, 6/15/28(1)	CAD	12,184,000	8,675,467
European Union, 0.00%, 7/4/31(3)	EUR	20,800,000	18,259,119
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	1,500,000	1,777,939
Intesa Sanpaolo SpA, 3.875%, 7/14/27(1)		1,100,000	1,067,159
Intesa Sanpaolo SpA, 4.375%, 8/29/27	EUR	2,000,000	2,166,481
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)		915,000	1,037,241
Intesa Sanpaolo SpA, VRN, 6.18%, 2/20/34	EUR	2,500,000	2,831,942
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29		2,300,000	2,330,011
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35		1,611,000	1,607,754
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		2,762,000	2,834,005
La Banque Postale SA, VRN, 5.625%, 9/21/28	GBP	1,000,000	1,253,581
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	4,500,000	4,415,337
mBank SA, VRN, 4.03%, 9/27/30	EUR	3,000,000	3,146,283
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,249,868
Novo Banco SA, VRN, 9.875%, 12/1/33	EUR	7,000,000	8,638,471
PNC Financial Services Group, Inc., VRN, 5.22%, 1/29/31		2,713,000	2,731,365
Royal Bank of Canada, VRN, 5.15%, 2/4/31		2,470,000	2,480,829
Santander U.K. PLC, 1.125%, 3/12/27	EUR	6,000,000	6,050,518
Societe Generale SA, VRN, 5.75%, 1/22/32	GBP	3,500,000	4,382,480
Standard Chartered PLC, VRN, 1.20%, 9/23/31	EUR	2,000,000	2,014,748
Standard Chartered PLC, VRN, 6.23%, 1/21/36(1)		1,937,000	1,987,189
Svenska Handelsbanken AB, VRN, 4.625%, 8/23/32	GBP	3,000,000	3,673,868
Synchrony Bank, 5.40%, 8/22/25		998,000	1,000,474
TSB Bank PLC, 3.32%, 3/5/29	EUR	2,000,000	2,124,676
U.S. Bancorp, VRN, 5.73%, 10/21/26		2,600,000	2,617,123
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		4,200,000	4,202,861
Wells Fargo & Co., VRN, 6.30%, 10/23/29		910,000	950,248
Wells Fargo & Co., VRN, 5.39%, 4/24/34		1,092,000	1,083,749
Wells Fargo & Co., VRN, 5.56%, 7/25/34		736,000	738,601
Wells Fargo & Co., VRN, 5.01%, 4/4/51		1,300,000	1,167,653
Westpac Banking Corp., 0.375%, 4/2/26	EUR	1,000,000	1,013,349
Westpac Banking Corp., VRN, 2.89%, 2/4/30		2,905,000	2,904,874
Westpac Banking Corp., VRN, 5.62%, 11/20/35		2,800,000	2,755,330
Zions Bancorp NA, VRN, 6.82%, 11/19/35		1,782,000	1,832,646
			208,295,326

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		1,560,000	1,475,709
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	963,497
			2,439,206
Biotechnology — 0.3%
AbbVie, Inc., 2.95%, 11/21/26		1,285,000	1,251,804
AbbVie, Inc., 5.35%, 3/15/44		1,212,000	1,187,540
AbbVie, Inc., 5.40%, 3/15/54		570,000	550,293
Amgen, Inc., 5.65%, 3/2/53		1,710,000	1,653,713
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)		5,025,000	4,903,231
			9,546,581
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		8,646,000	8,284,682
Builders FirstSource, Inc., 6.375%, 3/1/34(1)		4,728,000	4,761,290
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		1,313,000	1,326,935
Standard Industries, Inc., 4.375%, 7/15/30(1)		670,000	622,667
			14,995,574
Capital Markets — 1.4%
Ares Capital Corp., 5.80%, 3/8/32		1,260,000	1,250,131
Ares Strategic Income Fund, 5.70%, 3/15/28(1)		1,270,000	1,271,596
ARES Strategic Income Fund, 6.35%, 8/15/29(1)		1,515,000	1,543,969
Blackstone Private Credit Fund, 7.30%, 11/27/28		624,000	660,506
Blackstone Private Credit Fund, 5.95%, 7/16/29		570,000	575,520
Blackstone Private Credit Fund, 6.00%, 1/29/32		2,240,000	2,218,419
Blue Owl Capital Corp., 2.875%, 6/11/28		1,755,000	1,606,802
Blue Owl Capital Corp., 5.95%, 3/15/29		999,000	1,005,447
Blue Owl Credit Income Corp., 7.75%, 1/15/29		1,745,000	1,861,200
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)		820,000	838,266
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)		1,736,000	1,742,544
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,734,585
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29		745,000	782,383
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30		534,000	524,846
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35		1,154,000	1,180,004
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45		1,125,000	1,095,043
Golub Capital BDC, Inc., 7.05%, 12/5/28		1,518,000	1,580,177
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)		1,256,000	1,239,235
HPS Corporate Lending Fund, 5.45%, 1/14/28(1)		1,495,000	1,490,918
HPS Corporate Lending Fund, 5.95%, 4/14/32(1)		1,182,000	1,172,335
Morgan Stanley, VRN, 5.16%, 4/20/29		1,277,000	1,284,654
Morgan Stanley, VRN, 6.63%, 11/1/34		2,835,000	3,059,745
Morgan Stanley, VRN, 5.83%, 4/19/35		581,000	594,502
Morgan Stanley, VRN, 5.52%, 11/19/55		700,000	678,132
Northern Trust Corp., VRN, 3.375%, 5/8/32		2,700,000	2,596,740
State Street Corp., VRN, 5.75%, 11/4/26		2,600,000	2,621,673
State Street Corp., VRN, 4.68%, 10/22/32		1,304,000	1,271,073
UBS Group AG, VRN, 3.125%, 6/15/30	EUR	4,000,000	4,173,254
			41,653,699
Chemicals — 0.5%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)		1,632,000	1,522,604
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)		1,860,000	1,591,768
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)		4,590,000	4,433,006
Celanese U.S. Holdings LLC, 6.42%, 7/15/27		3,065,000	3,123,645
Dow Chemical Co., 4.375%, 11/15/42		490,000	404,031
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)		5,745,000	4,751,204
			15,826,258

Commercial Services and Supplies — 0.1%
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)		3,150,000	3,150,592
Construction Materials — 0.1%
CRH America Finance, Inc., 5.50%, 1/9/35		1,900,000	1,912,469
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)(4)		1,071,000	1,075,005
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)(4)		357,000	358,339
Vulcan Materials Co., 5.70%, 12/1/54		775,000	757,620
			4,103,433
Consumer Finance — 0.5%
American Express Co., VRN, 5.09%, 1/30/31		844,000	847,160
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)		920,000	949,609
Encore Capital Group, Inc., 9.25%, 4/1/29(1)		4,396,000	4,716,613
OneMain Finance Corp., 7.125%, 3/15/26		1,926,000	1,965,676
OneMain Finance Corp., 7.50%, 5/15/31		1,534,000	1,596,613
PRA Group, Inc., 8.875%, 1/31/30(1)		3,584,000	3,754,012
			13,829,683
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)		4,481,000	4,401,504
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26		1,478,000	1,439,912
			5,841,416
Containers and Packaging — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		1,283,000	1,280,552
Diversified REITs — 0.5%
American Assets Trust LP, 6.15%, 10/1/34		2,585,000	2,564,460
Boston Properties LP, 2.55%, 4/1/32		2,670,000	2,170,336
Cousins Properties LP, 5.375%, 2/15/32		1,972,000	1,944,487
Highwoods Realty LP, 4.20%, 4/15/29		2,332,000	2,220,934
Kilroy Realty LP, 2.50%, 11/15/32		400,000	309,231
Kilroy Realty LP, 2.65%, 11/15/33		2,191,000	1,674,086
Trust Fibra Uno, 4.87%, 1/15/30(1)		3,837,000	3,529,057
			14,412,591
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 6.375%, 3/1/41		250,000	263,010
AT&T, Inc., 4.65%, 6/1/44		265,000	227,959
AT&T, Inc., 5.45%, 3/1/47		1,200,000	1,137,951
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)		5,970,000	6,382,915
Sprint Capital Corp., 6.875%, 11/15/28		2,999,000	3,183,784
Sprint Capital Corp., 8.75%, 3/15/32		786,000	939,596
Verizon Communications, Inc., 2.99%, 10/30/56		2,115,000	1,257,310
			13,392,525
Electric Utilities — 1.4%
Arizona Public Service Co., 5.70%, 8/15/34		1,106,000	1,118,043
Black Hills Corp., 6.00%, 1/15/35		785,000	808,198
Comision Federal de Electricidad, 6.45%, 1/24/35(1)		2,889,000	2,721,687
Commonwealth Edison Co., 2.55%, 6/15/26		1,285,000	1,252,607
Commonwealth Edison Co., 5.30%, 2/1/53		967,000	906,238
Duke Energy Corp., 5.00%, 8/15/52		1,475,000	1,278,624
Duke Energy Corp., 5.80%, 6/15/54		1,515,000	1,468,755
Duke Energy Progress LLC, 4.15%, 12/1/44		745,000	605,568
E.ON International Finance BV, Series 11121, 4.75%, 1/31/34	GBP	1,000,000	1,181,937
Electricite de France SA, 6.375%, 1/13/55(1)		2,350,000	2,342,447
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76		7,780,000	7,880,953
Florida Power & Light Co., 4.125%, 2/1/42		2,515,000	2,098,569
MidAmerican Energy Co., 5.85%, 9/15/54		2,980,000	3,013,329
Nevada Power Co., VRN, 6.25%, 5/15/55(4)		1,257,000	1,264,253

NextEra Energy Capital Holdings, Inc., 5.30%, 3/15/32(4)		1,190,000	1,188,777
Northern States Power Co., 5.10%, 5/15/53		1,035,000	950,837
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,540,000	2,478,660
Pacific Gas & Electric Co., 4.20%, 6/1/41		545,000	430,061
Palomino Funding Trust I, 7.23%, 5/17/28(1)		1,895,000	1,992,194
PECO Energy Co., 4.375%, 8/15/52		1,370,000	1,130,295
SSE PLC, 8.375%, 11/20/28	GBP	1,000,000	1,402,046
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)		1,032,052	954,762
Union Electric Co., 5.45%, 3/15/53		1,045,000	997,694
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)		2,530,000	2,605,204
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)		555,000	560,941
			42,632,679
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 4.95%, 10/15/34		1,169,000	1,123,385
Sensata Technologies, Inc., 6.625%, 7/15/32(1)		3,069,000	3,091,398
			4,214,783
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27		1,149,000	1,113,007
Warnermedia Holdings, Inc., 4.28%, 3/15/32		1,455,000	1,285,169
			2,398,176
Financial Services — 1.7%
Antares Holdings LP, 6.35%, 10/23/29(1)		2,485,000	2,473,677
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	3,300,000	2,918,286
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)		950,000	952,790
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)		1,527,000	1,528,083
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,659,442
Caisse de Refinancement de l'Habitat SA, 3.00%, 1/11/30	EUR	10,000,000	10,460,603
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,101,059
Corebridge Financial, Inc., 5.75%, 1/15/34		610,000	620,855
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54		1,072,000	1,062,625
Coventry Building Society, 0.125%, 6/20/26	EUR	5,300,000	5,327,137
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	862,967
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	862,494
Essent Group Ltd., 6.25%, 7/1/29		3,085,000	3,151,048
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)		2,980,000	3,112,711
GE Capital Funding LLC, 4.55%, 5/15/32		1,560,000	1,501,764
Nationwide Building Society, 6.125%, 8/21/28	GBP	1,000,000	1,297,466
Nationwide Building Society, 5.13%, 7/29/29(1)		2,670,000	2,678,351
NMI Holdings, Inc., 6.00%, 8/15/29		940,000	953,897
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)		4,675,000	4,786,915
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	600,000	601,905
Voya Financial, Inc., 5.00%, 9/20/34		936,000	891,894
			51,805,969
Food Products — 0.3%
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 4/20/35(1)		2,500,000	2,535,825
JDE Peet's NV, 2.25%, 9/24/31(1)		1,724,000	1,407,411
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,120,000	1,012,179
Mars, Inc., 3.875%, 4/1/39(1)		436,000	365,792
Minerva Luxembourg SA, 8.875%, 9/13/33(1)		4,455,000	4,695,316
			10,016,523
Gas Utilities — 0.0%
Boston Gas Co., 5.84%, 1/10/35(1)		573,000	580,307
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54		592,000	561,786
			1,142,093
Ground Transportation — 0.3%
AerCap Global Aviation Trust, VRN, 6.50%, 6/15/45(1)		1,678,000	1,678,981

Ashtead Capital, Inc., 5.95%, 10/15/33(1)	1,948,000	1,971,895
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	1,160,000	1,095,578
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	1,810,000	1,777,644
Union Pacific Corp., 3.55%, 8/15/39	1,675,000	1,368,046
		7,892,144
Health Care Equipment and Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	5,768,000	5,868,202
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	3,169,000	3,230,684
		9,098,886
Health Care Providers and Services — 1.2%
Cardinal Health, Inc., 5.35%, 11/15/34	2,215,000	2,190,648
Cencora, Inc., 5.15%, 2/15/35	1,987,000	1,941,588
CVS Health Corp., 6.00%, 6/1/44	1,640,000	1,574,882
CVS Health Corp., VRN, 6.75%, 12/10/54	801,000	793,942
CVS Health Corp., VRN, 7.00%, 3/10/55	2,748,000	2,782,522
HCA, Inc., 5.45%, 4/1/31	763,000	766,958
Humana, Inc., 5.75%, 4/15/54	843,000	786,882
Icon Investments Six DAC, 6.00%, 5/8/34	1,196,000	1,211,487
IQVIA, Inc., 5.00%, 5/15/27(1)	3,215,000	3,186,841
IQVIA, Inc., 6.25%, 2/1/29	1,715,000	1,776,301
Kaiser Foundation Hospitals, 3.00%, 6/1/51	505,000	327,358
Select Medical Corp., 6.25%, 12/1/32(1)	1,828,000	1,797,230
Star Parent, Inc., 9.00%, 10/1/30(1)	2,249,000	2,369,440
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	4,016,000	4,011,016
Tenet Healthcare Corp., 5.125%, 11/1/27	4,943,000	4,892,960
Tenet Healthcare Corp., 6.125%, 10/1/28	1,855,000	1,857,451
UnitedHealth Group, Inc., 5.50%, 7/15/44	1,601,000	1,554,698
UnitedHealth Group, Inc., 5.05%, 4/15/53	1,755,000	1,574,391
Universal Health Services, Inc., 5.05%, 10/15/34	1,720,000	1,602,959
		36,999,554
Hotels, Restaurants and Leisure — 1.0%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	3,868,000	3,654,154
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	2,455,000	2,487,106
Carnival Corp., 4.00%, 8/1/28(1)	2,450,000	2,339,860
Carnival Corp., 6.125%, 2/15/33(1)(4)	1,083,000	1,086,359
International Game Technology PLC, 5.25%, 1/15/29(1)	6,730,000	6,626,661
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	2,190,000	2,200,751
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	6,705,000	6,921,089
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	5,737,000	5,786,023
		31,102,003
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	1,658,000	1,591,346
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	2,186,000	1,921,626
		3,512,972
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., VRN, 6.95%, 7/15/55	1,620,000	1,587,052
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	4,709,764	4,583,778
		6,170,830
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	2,050,000	1,980,577
Industrial REITs — 0.1%
LXP Industrial Trust, 6.75%, 11/15/28	1,204,000	1,265,739
Insurance — 0.3%
Allstate Corp., 5.55%, 5/9/35	753,000	762,303
American International Group, Inc., 4.375%, 6/30/50	848,000	699,627

American International Group, Inc., VRN, 5.75%, 4/1/48		536,000	532,676
Athene Global Funding, 5.53%, 7/11/31(1)		1,363,000	1,367,107
Credit Agricole Assurances SA, VRN, 4.75%, 9/27/48	EUR	1,100,000	1,188,408
F&G Annuities & Life, Inc., 6.25%, 10/4/34		2,140,000	2,101,067
MetLife, Inc., 6.40%, 12/15/66		985,000	1,007,278
Prudential Financial, Inc., VRN, 6.50%, 3/15/54		1,525,000	1,553,321
			9,211,787
IT Services — 0.2%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29		1,731,000	1,777,393
Kyndryl Holdings, Inc., 3.15%, 10/15/31		2,325,000	2,031,453
Kyndryl Holdings, Inc., 4.10%, 10/15/41		764,000	603,295
			4,412,141
Machinery — 0.5%
AGCO Corp., 5.80%, 3/21/34		1,096,000	1,100,585
Chart Industries, Inc., 7.50%, 1/1/30(1)		6,900,000	7,217,276
Daimler Truck Finance North America LLC, 5.375%, 1/13/32(1)		1,875,000	1,869,276
Ingersoll Rand, Inc., 5.70%, 8/14/33		860,000	880,290
Nordson Corp., 4.50%, 12/15/29		1,720,000	1,677,938
Parker-Hannifin Corp., 4.25%, 9/15/27		3,190,000	3,160,894
			15,906,259
Marine Transportation — 0.0%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)		1,202,301	1,255,112
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)		4,635,000	4,128,687
Lamar Media Corp., 3.75%, 2/15/28		3,883,000	3,701,770
Nexstar Media, Inc., 5.625%, 7/15/27(1)		4,990,000	4,924,731
Sirius XM Radio LLC, 3.125%, 9/1/26(1)		8,220,000	7,954,583
TEGNA, Inc., 4.75%, 3/15/26(1)		6,348,000	6,316,567
Time Warner Cable LLC, 6.55%, 5/1/37		2,235,000	2,199,942
			29,226,280
Metals and Mining — 0.7%
Cia de Minas Buenaventura SAA, 6.80%, 2/4/32(1)(4)		1,585,000	1,575,015
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)		2,934,000	2,930,478
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)		3,173,000	3,157,998
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35(1)		974,000	990,558
CSN Inova Ventures, 6.75%, 1/28/28(1)		3,779,000	3,604,496
Glencore Funding LLC, 5.89%, 4/4/54(1)		885,000	865,644
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34		1,599,000	1,601,214
Novelis, Inc., 6.875%, 1/30/30(1)		4,700,000	4,815,195
			19,540,598
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)		5,385,000	5,385,551
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)		6,491,000	6,319,275
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		5,045,000	4,802,814
			16,507,640
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41		905,000	806,954
Engie SA, 5.875%, 4/10/54(1)		1,750,000	1,721,125
Sempra, 3.25%, 6/15/27		925,000	892,078
WEC Energy Group, Inc., 5.60%, 9/12/26		201,000	203,688
			3,623,845
Oil, Gas and Consumable Fuels — 2.5%
3R Lux SARL, 9.75%, 2/5/31(1)		3,219,000	3,366,108
BP Capital Markets America, Inc., 3.06%, 6/17/41		905,000	655,937
Cheniere Energy, Inc., 4.625%, 10/15/28		1,540,000	1,510,359

Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)		1,805,000	1,785,701
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)		1,440,000	1,478,876
Diamondback Energy, Inc., 6.25%, 3/15/33		1,020,000	1,063,443
Ecopetrol SA, 4.625%, 11/2/31		2,325,000	1,944,236
Ecopetrol SA, 5.875%, 5/28/45		4,500,000	3,176,747
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)		3,330,000	3,543,406
Energy Transfer LP, 6.55%, 12/1/33		2,290,000	2,433,629
Energy Transfer LP, 6.125%, 12/15/45		1,345,000	1,325,577
Eni SpA, 4.25%, 5/19/33	EUR	3,000,000	3,283,683
Eni SpA, 5.95%, 5/15/54(1)		1,389,000	1,342,700
Expand Energy Corp., 6.75%, 4/15/29(1)		6,406,000	6,479,771
Expand Energy Corp., 5.375%, 3/15/30		3,906,000	3,837,957
Geopark Ltd., 8.75%, 1/31/30(1)		3,446,000	3,425,324
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)		2,634,000	2,624,415
Matador Resources Co., 6.50%, 4/15/32(1)		2,475,000	2,482,762
MEG Energy Corp., 5.875%, 2/1/29(1)		3,680,000	3,625,892
Northern Natural Gas Co., 5.625%, 2/1/54(1)		615,000	589,902
Occidental Petroleum Corp., 5.375%, 1/1/32		1,629,000	1,598,906
Occidental Petroleum Corp., 6.45%, 9/15/36		640,000	656,939
Petroleos Mexicanos, 6.49%, 1/23/27		2,775,000	2,685,393
Petroleos Mexicanos, 6.50%, 3/13/27		7,690,000	7,423,586
Petroleos Mexicanos, 5.35%, 2/12/28		6,460,000	5,931,602
SM Energy Co., 6.75%, 9/15/26		4,022,000	4,025,966
Sunoco LP, 7.00%, 5/1/29(1)		2,571,000	2,659,430
			74,958,247
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)		2,524,000	2,350,193
Passenger Airlines — 1.0%
Air Canada, 3.875%, 8/15/26(1)		9,222,000	8,996,359
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		3,858,738	3,859,175
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)		4,875,000	4,881,094
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)		5,840,000	6,178,037
Latam Airlines Group SA, 7.875%, 4/15/30(1)		5,045,000	5,076,531
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)		2,222,500	2,243,494
			31,234,690
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 5.50%, 2/22/44		615,000	607,393
Bristol-Myers Squibb Co., 5.55%, 2/22/54		1,475,000	1,432,863
Eli Lilly & Co., 5.00%, 2/9/54		842,000	774,402
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		3,031,000	3,245,910
Perrigo Finance Unlimited Co., 6.125%, 9/30/32		2,921,000	2,866,845
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26		1,805,000	1,805,208
			10,732,621
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31		771,000	660,704
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 5.20%, 4/15/32		875,000	875,035
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)		1,560,000	1,596,700
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)		730,000	726,122
Intel Corp., 3.90%, 3/25/30		2,090,000	1,967,318
Intel Corp., 5.15%, 2/21/34		1,065,000	1,028,311
Intel Corp., 5.70%, 2/10/53		940,000	837,569
Intel Corp., 5.60%, 2/21/54		881,000	773,782
Micron Technology, Inc., 5.80%, 1/15/35		1,800,000	1,814,551
			9,619,388

Software — 0.4%
AppLovin Corp., 5.375%, 12/1/31		1,400,000	1,406,270
AppLovin Corp., 5.95%, 12/1/54		1,176,000	1,155,408
Open Text Corp., 6.90%, 12/1/27(1)		728,000	753,542
Oracle Corp., 5.25%, 2/3/32(4)		903,000	901,715
Oracle Corp., 3.60%, 4/1/40		2,533,000	1,976,912
Oracle Corp., 6.00%, 8/3/55(4)		1,190,000	1,188,689
Oracle Corp., 5.50%, 9/27/64		820,000	742,338
SS&C Technologies, Inc., 6.50%, 6/1/32(1)		3,755,000	3,819,470
			11,944,344
Specialized REITs — 0.3%
Crown Castle, Inc., 5.20%, 9/1/34		2,077,000	2,024,739
EPR Properties, 4.95%, 4/15/28		2,250,000	2,223,176
EPR Properties, 3.75%, 8/15/29		835,000	774,980
VICI Properties LP, 5.75%, 4/1/34		620,000	623,047
VICI Properties LP, 6.125%, 4/1/54		603,000	597,161
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)		2,765,000	2,568,474
			8,811,577
Specialty Retail — 0.1%
AutoZone, Inc., 6.55%, 11/1/33		815,000	878,526
Home Depot, Inc., 5.30%, 6/25/54		985,000	937,727
Lowe's Cos., Inc., 5.625%, 4/15/53		1,270,000	1,221,642
			3,037,895
Textiles, Apparel and Luxury Goods — 0.0%
Tapestry, Inc., 5.50%, 3/11/35		978,000	964,273
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.95%, 2/15/29(1)		305,000	312,067
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		308,000	310,762
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)		3,125,000	3,171,282
			3,794,111
Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.70%, 12/15/33		5,118,000	5,479,633
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(1)	GBP	4,000,000	4,525,782
			10,005,415
TOTAL CORPORATE BONDS (Cost $863,280,131)			858,977,679
SOVEREIGN GOVERNMENTS AND AGENCIES — 21.2%
Australia — 1.9%
Australia Government Bonds, 3.75%, 5/21/34	AUD	16,500,000	9,735,196
Australia Government Bonds, 3.50%, 12/21/34	AUD	25,000,000	14,355,984
Australia Government Bonds, 1.75%, 6/21/51	AUD	8,600,000	2,812,375
Australia Government Bonds, 3.00%, 11/21/33	AUD	14,650,000	8,189,099
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	2,916,455
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,014,076
Queensland Treasury Corp., 4.50%, 8/22/35(1)	AUD	18,850,000	10,948,986
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,146,133
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,457,050
			57,575,354
Austria — 0.9%
Republic of Austria Government Bonds, 3.45%, 10/20/30(1)	EUR	25,000,000	27,157,812
Belgium — 1.3%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(1)	EUR	14,500,000	14,859,485
Kingdom of Belgium Government Bonds, 5.00%, 3/28/35(1)	EUR	13,000,000	15,800,437
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	4,254,656
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	5,586,000	4,084,119

Kingdom of Belgium Government Bonds, 3.30%, 6/22/54(1)	EUR	1,450,000	1,410,706
			40,409,403
Brazil — 0.1%
Brazil Government International Bonds, 6.125%, 3/15/34		4,000,000	3,837,285
Canada — 0.9%
Canada Government Bonds, 2.00%, 12/1/51	CAD	2,180,000	1,166,492
Canada Housing Trust No. 1, 2.35%, 6/15/27(1)	CAD	3,120,000	2,129,075
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	28,540,000	19,845,742
Province of Quebec, 3.50%, 12/1/48	CAD	7,300,000	4,493,165
			27,634,474
China — 6.0%
China Government Bonds, 2.64%, 1/15/28	CNY	467,000,000	66,703,173
China Government Bonds, 2.54%, 12/25/30	CNY	467,000,000	67,838,920
China Government Bonds, 2.67%, 11/25/33	CNY	50,000,000	7,449,837
China Government Bonds, 2.67%, 11/25/33	CNY	50,000,000	7,449,462
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	10,881,433
China Government Bonds, 2.19%, 9/25/54	CNY	90,000,000	13,363,586
China Government Bonds, 2.19%, 9/25/54	CNY	48,000,000	7,133,228
			180,819,639
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35		880,000	889,174
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,186,986
			3,076,160
Czech Republic — 0.2%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	138,700,000	5,377,430
Denmark — 0.2%
Denmark Government Bonds, 0.50%, 11/15/29	DKK	35,000,000	4,544,291
Germany — 0.3%
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	1,200,000	933,704
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(3)	EUR	3,600,000	1,921,142
Bundesrepublik Deutschland Bundesanleihe, 1.80%, 8/15/53	EUR	6,660,000	5,699,127
			8,553,973
Indonesia — 0.4%
Indonesia Treasury Bonds, 6.625%, 2/15/34	IDR	181,530,000,000	10,888,991
Israel — 0.2%
Israel Government Bonds - Fixed, 1.30%, 4/30/32	ILS	27,000,000	6,264,081
Italy — 0.7%
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	892,174
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	6,500,000	6,433,015
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,172,850
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	8,610,761
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	329,155
Italy Buoni Poliennali Del Tesoro, 4.20%, 3/1/34	EUR	3,000,000	3,303,123
			20,741,078
Japan — 3.7%
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	1,657,234
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	8,239,325
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	1,673,400,000	9,718,854
Japan Government Thirty Year Bonds, 0.40%, 3/20/50	JPY	700,000,000	2,999,454
Japan Government Thirty Year Bonds, 0.70%, 6/20/51	JPY	716,000,000	3,243,865
Japan Government Thirty Year Bonds, 0.70%, 9/20/51	JPY	1,350,000,000	6,085,468
Japan Government Thirty Year Bonds, 0.70%, 12/20/51	JPY	1,790,000,000	8,033,424
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	1,444,813
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	1,990,645
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,681,478

Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	657,000,000	3,498,230
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	1,853,500,000	9,353,699
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	5,837,485
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	1,120,000,000	6,519,783
Japan Government Thirty Year Bonds, 2.20%, 6/20/54	JPY	680,000,000	4,321,898
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	7,096,518
Japan Government Twenty Year Bonds, 0.50%, 6/20/38	JPY	931,000,000	5,260,818
Japan Government Twenty Year Bonds, 0.70%, 9/20/38	JPY	906,000,000	5,237,077
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	5,735,266
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	4,371,992
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	4,807,543
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	2,848,756
			109,983,625
Jordan — 0.1%
Jordan Government International Bonds, 5.85%, 7/7/30(1)		4,800,000	4,456,169
Malaysia — 0.3%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	7,757,704
Mexico — 0.2%
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	6,921,574
New Zealand — 0.1%
New Zealand Government Bonds, 1.75%, 5/15/41	NZD	6,040,000	2,190,483
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	238,320
Panama — 0.2%
Panama Government International Bonds, 6.875%, 1/31/36		4,818,000	4,583,219
Peru — 0.0%
Peru Government International Bonds, 8.75%, 11/21/33		500,000	595,684
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,102,700
Saudi Arabia — 1.0%
Saudi Government International Bonds, 4.75%, 1/18/28(1)		3,175,000	3,169,999
Saudi Government International Bonds, 4.75%, 1/16/30(1)		6,800,000	6,720,185
Saudi Government International Bonds, 5.625%, 1/13/35(1)		21,000,000	21,223,829
			31,114,013
Singapore — 0.1%
Singapore Government Bonds, 2.875%, 7/1/29	SGD	4,240,000	3,129,113
Spain — 0.3%
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	2,035,690
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,314,601
			8,350,291
Sweden — 0.1%
Sweden Government Bonds, 1.75%, 11/11/33	SEK	29,000,000	2,537,562
Sweden Government Bonds, 3.50%, 3/30/39	SEK	15,600,000	1,587,865
			4,125,427
Thailand — 0.3%
Thailand Government Bonds, 1.59%, 12/17/35	THB	306,000,000	8,440,499
United Kingdom — 1.5%
U.K. Gilts, 1.00%, 1/31/32	GBP	9,500,000	9,437,470
U.K. Gilts, 3.25%, 1/31/33	GBP	11,340,000	12,958,682
U.K. Gilts, 4.625%, 1/31/34	GBP	1,600,000	1,997,861
U.K. Gilts, 1.75%, 9/7/37	GBP	12,500,000	11,169,173
U.K. Gilts, 4.50%, 12/7/42	GBP	954,000	1,112,500
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,063,855
U.K. Gilts, 4.25%, 12/7/55	GBP	3,780,000	4,055,541
			44,795,082
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $713,830,678)			636,663,874

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 16.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	553,133	534,822
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	315,917	304,998
		839,820
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 16.5%
FHLMC, 2.00%, 6/1/36	4,696,782	4,209,138
FHLMC, 6.00%, 2/1/38	588	610
FHLMC, 3.50%, 2/1/49	7,167,041	6,436,403
FHLMC, 3.50%, 5/1/50	4,635,596	4,143,392
FHLMC, 2.50%, 10/1/50	5,790,278	4,778,784
FHLMC, 2.50%, 5/1/51	159,281	131,386
FHLMC, 3.50%, 5/1/51	9,823,839	8,748,129
FHLMC, 2.00%, 8/1/51	17,763,873	13,954,800
FHLMC, 3.00%, 12/1/51	6,068,939	5,189,799
FHLMC, 2.50%, 2/1/52	17,917,884	14,743,673
FHLMC, 3.50%, 5/1/52	918,935	814,971
FHLMC, 3.50%, 5/1/52	311,740	278,878
FHLMC, 4.00%, 5/1/52	325,166	298,089
FHLMC, 5.00%, 8/1/52	6,605,263	6,414,764
FHLMC, 4.50%, 10/1/52	5,223,685	4,927,124
FHLMC, 6.00%, 11/1/52	5,825,791	5,919,050
FHLMC, 6.00%, 1/1/53	4,495,708	4,554,067
FHLMC, 6.00%, 8/1/53	5,732,491	5,842,021
FHLMC, 6.50%, 11/1/53	5,553,366	5,716,526
FHLMC, 5.50%, 4/1/54	10,547,523	10,483,330
FNMA, 2.00%, 5/1/36	5,521,622	4,974,696
FNMA, 3.50%, 10/1/40	705,406	644,154
FNMA, 4.50%, 9/1/41	5,014	4,858
FNMA, 3.50%, 12/1/41	39,830	36,325
FNMA, 3.50%, 5/1/42	14,890	13,578
FNMA, 3.50%, 6/1/42	9,234	8,420
FNMA, 3.50%, 8/1/42	55,824	50,904
FNMA, 3.50%, 9/1/42	6,744	6,147
FNMA, 4.00%, 2/1/46	102,218	94,960
FNMA, 4.00%, 3/1/50	7,200,146	6,590,906
FNMA, 2.50%, 6/1/50	8,799,187	7,271,721
FNMA, 2.50%, 10/1/50	5,693,738	4,679,075
FNMA, 2.50%, 12/1/50	7,120,853	5,817,310
FNMA, 2.50%, 2/1/51	1,189,556	982,452
FNMA, 4.00%, 3/1/51	9,622,472	8,902,306
FNMA, 2.50%, 12/1/51	5,754,410	4,770,848
FNMA, 2.50%, 2/1/52	2,306,788	1,901,910
FNMA, 3.00%, 2/1/52	5,654,379	4,845,758
FNMA, 2.50%, 3/1/52	14,643,456	12,105,370
FNMA, 3.00%, 4/1/52	15,789,426	13,674,885
FNMA, 3.50%, 4/1/52	193,782	171,746
FNMA, 3.00%, 5/1/52	255,058	220,965
FNMA, 3.50%, 5/1/52	9,264,088	8,235,294
FNMA, 3.50%, 5/1/52	5,786,635	5,132,676
FNMA, 3.50%, 5/1/52	644,080	571,325
FNMA, 3.50%, 5/1/52	578,059	519,468
FNMA, 4.00%, 5/1/52	7,041,387	6,455,710
FNMA, 3.00%, 6/1/52	14,193,886	12,159,554
FNMA, 3.00%, 6/1/52	98,942	85,781

FNMA, 5.00%, 8/1/52	2,849,099	2,761,494
FNMA, 4.50%, 9/1/52	6,148,402	5,825,385
FNMA, 5.00%, 10/1/52	10,499,317	10,202,169
FNMA, 5.50%, 10/1/52	4,256,997	4,221,185
FNMA, 5.00%, 1/1/53	27,662,974	26,828,683
FNMA, 5.50%, 1/1/53	5,104,646	5,069,810
FNMA, 6.50%, 1/1/53	7,339,763	7,563,176
FNMA, 5.50%, 3/1/53	12,630,812	12,561,604
FNMA, 4.50%, 6/1/53	12,359,340	11,759,948
FNMA, 4.50%, 8/1/53	14,137,622	13,408,476
FNMA, 6.00%, 9/1/53	4,603,921	4,647,033
FNMA, 6.00%, 9/1/53	4,426,214	4,486,846
FNMA, 5.50%, 3/1/54	12,629,420	12,505,228
FNMA, 6.00%, 5/1/54	6,176,443	6,230,022
FNMA, 4.00%, 3/1/51	7,506,364	6,941,801
GNMA, 2.50%, TBA	17,047,000	14,255,136
GNMA, 5.00%, TBA	4,485,000	4,358,859
GNMA, 5.50%, TBA	32,200,000	31,973,594
GNMA, 6.00%, 7/15/33	1,416	1,440
GNMA, 4.50%, 10/15/39	1,774	1,720
GNMA, 5.00%, 10/15/39	3,347	3,346
GNMA, 4.50%, 1/15/40	2,650	2,570
GNMA, 4.00%, 12/15/40	2,960	2,767
GNMA, 4.50%, 12/15/40	9,298	9,014
GNMA, 3.50%, 6/20/42	1,649,883	1,512,961
GNMA, 3.00%, 5/20/50	1,119,593	979,515
GNMA, 3.00%, 7/20/50	2,961,820	2,590,067
GNMA, 2.50%, 2/20/51	6,522,664	5,460,555
GNMA, 3.50%, 6/20/51	2,553,855	2,299,801
GNMA, 3.00%, 7/20/51	8,664,262	7,552,963
GNMA, 2.00%, 12/20/51	15,982,659	12,817,247
GNMA, 4.00%, 9/20/52	10,207,826	9,413,771
GNMA, 4.50%, 9/20/52	4,736,988	4,490,158
GNMA, 4.50%, 10/20/52	10,460,176	9,913,517
GNMA, 5.50%, 4/20/53	8,885,596	8,852,136
UMBS, 4.00%, TBA	15,935,000	14,573,055
UMBS, 4.50%, TBA	10,159,000	9,561,365
		494,152,453
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $505,266,148)		494,992,273
PREFERRED STOCKS — 10.7%
Banks — 8.0%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	8,350,000	8,495,273
Banco Bilbao Vizcaya Argentaria SA, 6.125%	3,800,000	3,665,308
Banco de Sabadell SA, 5.75%	3,000,000	3,186,489
Banco Santander SA, 4.125%	1,000,000	1,017,949
Banco Santander SA, 4.375%	2,000,000	2,080,303
Banco Santander SA, 4.75%	12,800,000	12,290,616
Bank of Nova Scotia, 4.90%	8,315,000	8,309,877
Barclays PLC, 6.125%	11,505,000	11,546,533
Barclays PLC, 6.375%	2,500,000	3,130,178
Barclays PLC, 8.50%	2,000,000	2,610,013
BNP Paribas SA, 7.375%(1)	11,130,000	11,248,768
BNP Paribas SA, 7.375%	2,400,000	2,739,559
Citigroup, Inc., 3.875%	2,900,000	2,846,913

Citizens Financial Group, Inc., 5.65%	1,968,000	1,962,209
Comerica, Inc., 5.625%	3,400,000	3,397,073
Commerzbank AG, 6.125%	10,000,000	10,611,625
Cooperatieve Rabobank UA, 3.10%	1,200,000	1,176,412
Cooperatieve Rabobank UA, 3.25%	3,400,000	3,461,027
Credit Agricole SA, 7.25%	1,000,000	1,114,396
Credit Agricole SA, 8.125%(1)	9,335,000	9,556,706
Danske Bank AS, 4.375%	11,100,000	10,889,169
Fifth Third Bancorp, 4.50%	2,490,000	2,463,176
HSBC Holdings PLC, 6.00%	11,350,000	11,312,065
ING Groep NV, 5.75%	11,435,000	11,395,968
Intesa Sanpaolo SpA, 5.875%	1,000,000	1,072,715
Intesa Sanpaolo SpA, 7.70%(1)	13,810,000	13,826,430
La Banque Postale SA, 3.00%	2,000,000	1,845,203
La Banque Postale SA, 3.875%	2,000,000	2,052,325
Lloyds Banking Group PLC, 7.50%	11,230,000	11,368,713
M&T Bank Corp., 5.125%	163,000	161,878
Macquarie Bank Ltd., 6.125%(1)	3,588,000	3,617,576
NatWest Group PLC, 6.00%	3,990,000	3,994,976
NatWest Group PLC, 8.00%	7,155,000	7,243,143
Nordea Bank Abp, 6.625%(1)	14,035,000	14,151,729
Skandinaviska Enskilda Banken AB, 6.875%	2,000,000	2,034,222
Societe Generale SA, 5.375%(1)	5,640,000	4,974,395
Societe Generale SA, 7.875%	2,000,000	2,239,592
Societe Generale SA, 8.00%(1)	10,605,000	10,733,840
Societe Generale SA, 8.125%(1)	2,640,000	2,638,505
Standard Chartered PLC, 6.00%(1)	9,340,000	9,379,153
UniCredit SpA, 3.875%	4,200,000	4,274,695
UniCredit SpA, 5.375%	3,500,000	3,662,672
		239,779,367
Capital Markets — 1.0%
Charles Schwab Corp., 4.00%	5,899,000	5,764,125
Charles Schwab Corp., 5.375%	3,290,000	3,284,308
Deutsche Bank AG, 4.79%	8,400,000	8,342,281
Deutsche Bank AG, 6.00%	1,200,000	1,194,632
UBS Group AG, 6.875%	10,860,000	10,934,174
		29,519,520
Construction Materials — 0.2%
Cemex SAB de CV, 9.125%(1)	5,740,000	5,940,860
Consumer Finance — 0.1%
American Express Co., 3.55%	3,800,000	3,673,040
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 2.38%	2,900,000	2,828,290
Telefonica Europe BV, 2.88%	2,000,000	2,022,640
		4,850,930
Electric Utilities — 0.2%
Edison International, 5.00%	5,450,000	4,902,363
Edison International, 5.375%	744,000	687,053
		5,589,416
Insurance — 0.2%
Allianz SE, 3.50%(1)	3,400,000	3,317,722
CNP Assurances SACA, 4.75%	3,500,000	3,646,515
		6,964,237
Multi-Utilities — 0.2%
Sempra, 4.875%	5,975,000	5,927,696

Oil, Gas and Consumable Fuels — 0.4%
BP Capital Markets PLC, 4.375%	3,500,000	3,489,575
BP Capital Markets PLC, 6.125%	5,100,000	5,041,478
Eni SpA, 3.375%	3,700,000	3,754,876
		12,285,929
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	8,255,000	8,163,521
TOTAL PREFERRED STOCKS (Cost $318,839,587)		322,694,516
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2%
Private Sponsor Collateralized Mortgage Obligations — 8.8%
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	9,754,497	9,779,662
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	3,718,651	3,735,241
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	9,524,278	9,607,600
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	11,429,646	11,364,705
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	5,160,587	5,150,791
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	9,672,960	9,723,590
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	15,664,963	15,634,676
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.98%, 5/25/65(1)	4,482,000	4,540,079
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	13,791,977	13,732,834
GS Mortgage-Backed Securities Trust, Series 2024-PJ5, Class A15, SEQ, VRN, 6.00%, 9/25/54(1)	10,837,408	10,906,272
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	14,114,506	14,077,213
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	10,024,408	10,003,533
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	7,944,838	7,916,336
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	14,011,160	14,028,111
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	6,001,586	6,027,028
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	9,308,763	9,331,603
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	7,269,082	7,299,994
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	11,689,712	11,658,478
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	8,366,459	8,398,071
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A4, VRN, 6.00%, 11/25/53(1)	4,793,946	4,804,097
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	6,644,032	6,661,437
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	6,532,184	6,518,588
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	12,960,389	12,883,620
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	3,570,115	3,560,243
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	4,436,665	4,416,195
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	5,709,909	5,698,593
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	11,362,783	11,332,483
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	13,145,973	13,118,408
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	9,006,139	8,935,003
Verus Securitization Trust, Series 2023-8, Class A2, 6.66%, 12/25/68(1)	2,799,780	2,830,502
		263,674,986
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FNMA, Series 2022-R09, Class 2M1, VRN, 6.85%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,710,091	1,742,650
FNMA, Series 2023-R05, Class 1M1, VRN, 6.25%, (30-day average SOFR plus 1.90%), 6/25/43(1)	5,978,107	6,038,381
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	4,770,231	4,773,818
		12,554,849
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $276,128,415)		276,229,835
COLLATERALIZED LOAN OBLIGATIONS — 4.7%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 5.62%, (1-month SOFR plus 1.31%), 6/15/36(1)	3,705,681	3,700,122
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.77%, (1-month SOFR plus 1.46%), 11/15/36(1)	3,232,577	3,234,650
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 6.65%, (3-month SOFR plus 2.36%), 4/22/31(1)	2,400,000	2,400,120
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.57%, (3-month SOFR plus 1.27%), 7/25/36(1)	11,150,000	11,187,181

CBAM Ltd., Series 2018-7A, Class B1, VRN, 6.15%, (3-month SOFR plus 1.86%), 7/20/31(1)	5,900,000	5,918,330
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class AR, VRN, 5.70%, (3-month SOFR plus 1.40%), 1/15/33(1)	6,396,826	6,427,338
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 6.65%, (3-month SOFR plus 2.36%), 7/18/30(1)	6,800,000	6,817,352
Dryden 68 CLO Ltd., Series 2019-68A, Class BRR, VRN, 5.85%, (3-month SOFR plus 1.55%), 7/15/35(1)	9,050,000	9,069,955
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.20%, (3-month SOFR plus 1.75%), 1/17/38(1)	7,625,000	7,626,328
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.65%, (3-month SOFR plus 2.36%), 7/18/30(1)	2,975,000	2,982,282
LoanCore Issuer Ltd., Series 2021-CRE5, Class AS, VRN, 6.17%, (1-month SOFR plus 1.86%), 7/15/36(1)	4,999,500	4,975,134
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class B, VRN, 5.95%, (3-month SOFR plus 1.65%), 1/20/38(1)	7,875,000	7,945,439
Magnetite XLI Ltd., Series 2024-41A, Class B, VRN, 5.91%, (3-month SOFR plus 1.60%), 1/25/38(1)	8,750,000	8,849,967
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	3,525,000	3,558,327
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.66%, (3-month SOFR plus 2.36%), 1/25/32(1)	5,200,000	5,208,621
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 6.05%, (3-month SOFR plus 1.75%), 1/15/38(1)	7,975,000	7,998,662
MF1 Ltd., Series 2020-FL4, Class A, VRN, 6.12%, (1-month SOFR plus 1.81%), 12/15/35(1)	2,045,495	2,046,831
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.27%, (3-month SOFR plus 1.96%), 1/16/31(1)	3,750,000	3,760,749
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.55%, (3-month SOFR plus 2.26%), 7/19/30(1)	4,500,000	4,505,896
Palmer Square Loan Funding Ltd., Series 2022-4A, Class BR, VRN, 5.95%, (3-month SOFR plus 1.65%), 7/24/31(1)	3,900,000	3,909,404
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 5.38%, (1-month SOFR plus 1.06%), 7/25/36(1)	1,311,357	1,308,194
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.20%, (3-month SOFR plus 1.90%), 1/15/38(1)	8,100,000	8,138,942
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 6.45%, (1-month SOFR plus 2.15%), 2/15/39(1)	10,570,500	10,498,891
Whitebox CLO III Ltd., Series 2021-3A, Class BR, VRN, 6.00%, (3-month SOFR plus 1.70%), 10/15/35(1)	8,650,000	8,703,192
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $139,515,792)		140,771,907
ASSET-BACKED SECURITIES — 2.7%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	4,212,988	3,888,360
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)	2,600,000	2,479,945
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	3,389,220	3,117,178
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	6,817,708	6,732,923
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)	1,746,000	1,664,641
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	6,300,000	6,034,911
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)	918,064	899,757
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(1)	5,754,675	5,794,796
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)	4,057,000	3,984,964
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	8,675,000	8,264,979
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,125,618	1,021,742
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)	1,796,245	1,470,059
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)	3,498,655	3,372,263
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)	5,437,763	4,980,312
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	1,752,876	1,626,883
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	12,500,000	11,305,450
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	5,800,000	5,980,412
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	378,353	367,252
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	3,634,000	3,507,774
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	4,800,000	4,754,261
TOTAL ASSET-BACKED SECURITIES (Cost $80,736,776)		81,248,862
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	2,505,000	2,002,856
BBCMS Mortgage Trust, Series 2019-C3, Class D, 3.00%, 5/15/52(1)	3,000,000	2,240,921
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	3,359,000	1,981,768
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	10,991,000	11,405,073
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	2,514,000	1,408,104
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	5,544,000	4,033,268

Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	2,618,000	1,703,261
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	5,700,000	5,133,761
BX Trust, Series 2018-GW, Class A, VRN, 5.40%, (1-month SOFR plus 1.10%), 5/15/35(1)	5,057,000	5,055,620
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,749,594
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	4,426,417
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	2,392,000	2,001,356
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	4,192,000	3,415,422
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	11,242,000	11,358,454
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	2,008,000	1,796,961
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	4,250,000	4,277,095
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	2,067,000	1,718,921
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,537,186
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $68,272,418)		69,246,038
U.S. TREASURY SECURITIES — 1.2%
U.S. Treasury Bonds, 2.75%, 11/15/42(5)	1,515,000	1,137,020
U.S. Treasury Bonds, 4.75%, 11/15/43	3,184,000	3,153,528
U.S. Treasury Bonds, 4.50%, 2/15/44(5)	7,178,000	6,869,290
U.S. Treasury Bonds, 2.25%, 8/15/46	2,000,000	1,297,500
U.S. Treasury Notes, 5.00%, 8/31/25(5)	22,342,000	22,424,238
TOTAL U.S. TREASURY SECURITIES (Cost $35,391,490)		34,881,576
EXCHANGE-TRADED FUNDS — 1.1%
Invesco Senior Loan ETF (Cost $32,374,013)	1,529,500	32,195,975
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	825,000	554,409
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	243,243	197,897
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	566,075
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,797,672
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	883,202
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	270,000	283,982
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,197,571
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	273,904
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	304,227
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	601,855
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	418,538
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	289,452
State of California GO, 4.60%, 4/1/38	120,000	112,532
State of California GO, 7.60%, 11/1/40	20,000	23,652
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AGC)(4)	470,000	473,707
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AGC)(4)	710,000	716,492
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AGC)(4)	1,295,000	1,311,665
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	230,000	227,377
University of California Rev., 3.07%, 5/15/51	670,000	441,388
TOTAL MUNICIPAL SECURITIES (Cost $12,779,924)		10,675,597
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $2,515,681)	2,000,000	2,222,343
BANK LOAN OBLIGATIONS(6) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 8/24/28(7) (Cost $1,838,282)	1,828,000	1,838,557
SHORT-TERM INVESTMENTS — 3.0%
Commercial Paper(8) — 3.0%
Lion Bay Funding LLC, 4.44%, 2/3/25(1)	24,900,000	24,891,008

Mainbeach Funding LLC, 4.45%, 2/3/25 (LOC: Deutsche Bank AG)(1)	15,600,000	15,594,366
Overwatch Alpha Funding LLC, 4.45%, 2/3/25 (LOC: Bank of Nova Scotia)(1)	48,500,000	48,482,445
		88,967,819
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	266,151	266,151
TOTAL SHORT-TERM INVESTMENTS (Cost $89,244,706)		89,233,970
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $3,140,014,041)		3,051,873,002
OTHER ASSETS AND LIABILITIES — (1.7)%		(50,072,864)
TOTAL NET ASSETS — 100.0%		$3,001,800,138

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	45,138,593	AUD	70,881,520	Bank of America N.A.(9)	3/19/25	$1,063,462
USD	5,744,648	AUD	9,207,300	Bank of America N.A.(9)	3/19/25	19,419
USD	2,859,291	AUD	4,608,400	Bank of America N.A.(9)	3/19/25	(6,278)
USD	2,861,856	AUD	4,605,000	Morgan Stanley	3/19/25	(1,598)
USD	2,890,307	AUD	4,647,200	UBS AG	3/19/25	613
CAD	5,744,033	USD	4,011,122	Bank of America N.A.(9)	3/19/25	(51,477)
CAD	13,901,316	USD	9,729,704	Bank of America N.A.(9)	3/19/25	(146,840)
CAD	4,113,391	USD	2,862,652	Bank of America N.A.(9)	3/19/25	(27,088)
CAD	4,033,764	USD	2,809,365	Citibank N.A.	3/19/25	(28,692)
CAD	2,941,275	USD	2,050,914	Morgan Stanley	3/19/25	(23,349)
USD	60,163,363	CAD	84,734,531	Citibank N.A.	3/19/25	1,751,668
CNY	247,026,486	USD	34,416,662	Citibank N.A.	3/19/25	(168,472)
CNY	252,104,401	USD	35,210,112	JPMorgan Chase Bank N.A.	3/19/25	(257,911)
USD	240,163,674	CNY	1,720,892,807	Bank of America N.A.(9)	3/19/25	1,576,045
USD	9,653,286	CNY	69,436,083	Citibank N.A.	3/19/25	26,544
USD	3,450,100	CNY	24,947,056	Citibank N.A.	3/19/25	(8,604)
USD	4,204,405	CNY	30,292,735	UBS AG	3/19/25	4,566
USD	2,181,924	COP	9,749,709,234	UBS AG	3/19/25	(122,812)
USD	5,473,692	CZK	129,715,561	UBS AG	3/19/25	127,146
USD	4,674,227	DKK	33,023,985	Morgan Stanley	3/19/25	71,911
EUR	9,319,338	USD	9,640,842	Citibank N.A.	3/19/25	46,638
EUR	2,784,164	USD	2,876,910	JPMorgan Chase Bank N.A.	3/19/25	17,238
EUR	700,057	USD	729,514	Morgan Stanley	3/19/25	(1,803)
EUR	2,531,202	USD	2,643,358	Morgan Stanley	3/19/25	(12,166)
EUR	17,906,896	USD	18,680,275	Morgan Stanley	3/19/25	(66,002)
USD	4,359,709	EUR	4,237,688	Bank of America N.A.(9)	3/19/25	(45,380)
USD	8,842,982	EUR	8,461,150	Bank of America N.A.(9)	3/19/25	47,591
USD	7,360,301	EUR	7,048,602	Citibank N.A.	3/19/25	33,258
USD	104,369	EUR	101,039	Citibank N.A.	3/19/25	(662)
USD	50,083,744	EUR	48,129,346	Citibank N.A.	3/19/25	53,141
USD	4,881,555	EUR	4,724,011	Goldman Sachs & Co.	3/19/25	(29,069)
USD	6,185,690	EUR	6,001,079	Morgan Stanley	3/19/25	(52,450)
USD	254,740,141	EUR	241,577,318	UBS AG	3/19/25	3,619,775
GBP	2,273,667	USD	2,817,099	Bank of America N.A.(9)	3/19/25	1,621
GBP	6,367,578	USD	7,823,728	Bank of America N.A.(9)	3/19/25	70,313
GBP	2,100,000	USD	2,656,974	Citibank N.A.	3/19/25	(53,553)
GBP	2,552,363	USD	3,202,436	Citibank N.A.	3/19/25	(38,210)
USD	109,838,421	GBP	86,201,591	Morgan Stanley	3/19/25	2,972,213
IDR	75,076,608,250	USD	4,614,703	Goldman Sachs & Co.	3/19/25	(21,194)
USD	16,206,746	IDR	257,499,262,851	Citibank N.A.	3/19/25	451,836

USD	6,268,589	ILS	22,395,049	UBS AG	3/19/25	4,825
USD	114,851,582	JPY	17,312,371,466	UBS AG	3/19/25	2,676,611
USD	7,273,422	MXN	149,143,957	Goldman Sachs & Co.	3/19/25	123,139
USD	7,858,334	MYR	34,723,423	Morgan Stanley	3/19/25	45,236
USD	246,039	NOK	2,745,228	Citibank N.A.	3/19/25	3,509
USD	2,290,535	NZD	3,954,085	Bank of America N.A.(9)	3/19/25	58,591
USD	3,190,497	PLN	12,927,484	UBS AG	3/19/25	16,446
USD	4,339,671	SEK	47,407,496	Citibank N.A.	3/19/25	52,930
USD	3,212,119	SGD	4,299,850	JPMorgan Chase Bank N.A.	3/19/25	42,519
USD	8,559,324	THB	290,268,066	JPMorgan Chase Bank N.A.	3/19/25	(82,623)
						$13,732,571

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	452	March 2025	$55,063,510	$(921,492)
Euro-Bund 10-Year Bonds	1,029	March 2025	141,463,108	(4,005,457)
Euro-OAT 10-Year Bonds	1,048	March 2025	134,138,190	(2,743,623)
Korean Treasury 10-Year Bonds	490	March 2025	39,867,722	(253,310)
U.K. Gilt 10-Year Bonds	695	March 2025	79,942,704	(1,098,566)
U.S. Treasury Long Bonds	301	March 2025	34,285,781	(1,409,239)
U.S. Treasury Ultra Bonds	548	March 2025	64,920,875	(4,418,756)
			$549,681,890	$(14,850,443)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,143	March 2025	$235,029,375	$104,208
U.S. Treasury 5-Year Notes	172	March 2025	18,299,188	11,594
U.S. Treasury 10-Year Notes	380	March 2025	41,360,625	66,603
U.S. Treasury 10-Year Ultra Notes	746	March 2025	83,085,750	266,295
			$377,774,938	$448,700
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index Semiannually	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
BBSW	Pay	4.53%	1/17/35	AUD	10,000	$426	$(351)	$75

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AUD	–	Australian Dollar
BBSW	–	Bank Bill Swap Rates
CAD	–	Canadian Dollar
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,295,485,314, which represented 43.2% of total net assets.
(2)Perpetual maturity with no stated maturity date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $12,459,889.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Collateral has been received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $552,024.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$858,977,679	—
Sovereign Governments and Agencies	—	636,663,874	—
U.S. Government Agency Mortgage-Backed Securities	—	494,992,273	—
Preferred Stocks	—	322,694,516	—
Collateralized Mortgage Obligations	—	276,229,835	—
Collateralized Loan Obligations	—	140,771,907	—
Asset-Backed Securities	—	81,248,862	—
Commercial Mortgage-Backed Securities	—	69,246,038	—
U.S. Treasury Securities	—	34,881,576	—
Exchange-Traded Funds	$32,195,975	—	—
Municipal Securities	—	10,675,597	—
U.S. Government Agency Securities	—	2,222,343	—
Bank Loan Obligations	—	1,838,557	—
Short-Term Investments	266,151	88,967,819	—
	$32,462,126	$3,019,410,876	—
Other Financial Instruments
Futures Contracts	$448,700	—	—
Swap Agreements	—	$75	—
Forward Foreign Currency Exchange Contracts	—	14,978,804	—
	$448,700	$14,978,879	—
Liabilities
Other Financial Instruments
Futures Contracts	$5,827,995	$9,022,448	—
Forward Foreign Currency Exchange Contracts	—	1,246,233	—
	$5,827,995	$10,268,681	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.